Acquired Intangible Assets, Net (Definite-lived intangible assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Acquired Definite-Lived Intangible Assets [Line Items]
Acquired definite-lived intangible assets, gross	$ 70,399	$ 67,175
Acquired definite-lived intangible assets, net	39,016	47,404
Domain names [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Acquired definite-lived intangible assets, gross	6,631	5,140
Less: Accumulated amortization	(1,864)	(1,252)
Less: Impairment loss	(396)	(413)
Technology [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Acquired definite-lived intangible assets, gross	26,443	28,043
Less: Accumulated amortization	(11,116)	(7,627)
Less: Impairment loss	(1,363)	(859)
Non-compete agreement [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Acquired definite-lived intangible assets, gross	12,133	13,026
Less: Accumulated amortization	(6,783)	(4,426)
Customer relationship [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Acquired definite-lived intangible assets, gross	7,842	5,110
Less: Accumulated amortization	(2,722)	(1,552)
Less: Impairment loss	(814)	0
Distributor relationship [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Acquired definite-lived intangible assets, gross	6,638	6,930
Less: Accumulated amortization	(1,660)	(347)
Others [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Acquired definite-lived intangible assets, gross	10,712	8,926
Less: Accumulated amortization	(4,598)	(3,225)
Less: Impairment loss	$ (67)	$ (70)